Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2023
Prospectus Date	rr_ProspectusDate	Jul. 31, 2023
Philotimo Focused Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Philotimo Focused Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Philotimo Focused Growth and Income Fund (the “Fund”) seeks current income and long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended March 31, 2023, the Fund’s portfolio turnover rate was 128.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.74%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts, under normal circumstances, to achieve its investment objective by investing in a unique blend of fixed-income securities, common stocks, and other equity securities, including exchange-traded funds (“ETFs”). Kanen Wealth Management, LLC (the “Adviser”) uses a bottom-up, fundamental based proprietary research process emphasizing underfollowed and undervalued companies with strong economics of any capitalization, but with a focus on small-capitalization (“small-cap”) companies, in order for the Fund to capitalize on what the Adviser believes to be the inherent pricing inefficiencies of smaller capitalization securities and generate growth. The focus of the Fund’s investments will be on companies with mispriced securities that nevertheless generate significant free cash flow and benefit from near term catalysts that can unlock value. The Adviser considers securities to be mispriced if they are trading at a value significantly below their peers based on the Adviser’s assessment of the company’s price to book ratio, price to sales ratio and free cash flow, among other factors. Some of these catalysts may include significant changes in a company’s allocation of its existing capital (stock buybacks, spin-offs, mergers, or acquisitions), a restructuring of assets, or activism resulting in changes in senior management or significant changes in cost structure.

The Fund’s investments in equity securities may include common stocks, preferred stocks, real estate investment trusts (“REITs”), and securities convertible into common stocks. The Fund will seek growth of capital by investing a significant portion of its assets in non-income producing common stocks. The Fund will also seek to generate current income by investing in income producing equity securities, including dividend paying stocks that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable stocks.

The Fund’s fixed income securities are used to provide current income and capital stability. The Fund may invest in fixed income securities of all types of any maturity including, but not limited to, U.S government and government-related securities, corporate bonds, convertible bonds, and structured notes. The Fund will invest primarily in investment grade fixed income securities, but may invest in non-investment grade fixed income securities.

The proportion of the Fund’s investments held in various fixed income securities will vary depending upon economic trends, changes in the shape of the yield curve, and sector analysis. In selecting fixed income securities, the Adviser will consider factors such as interest rate trends, yield curve analysis, credit ratings, liquidity, maturity, and appreciation potential.

The Fund will be managed as a non-diversified fund and its portfolio will consist of a relatively small number of both equity and fixed-income holdings – generally between 10 and 20 holdings in each asset class. The Fund may invest in, and may shift among, asset classes and market sectors. The Fund’s portfolio is expected to generally be comprised of approximately 75% equity securities and 25% fixed income securities, with approximately 50% of the portfolio invested in a combination of income producing fixed income or equity securities. A security will be sold when it no longer meets the Adviser’s criteria for investment or when a more attractive investment is available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for its first full calendar year of operations and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

The following bar chart shows the annual return for shares of the Fund for its first full calendar year of operations.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for its first full calendar year of operations and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-673-0550
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Philotimo Focused Growth and Income Fund Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Class shares highest return for a calendar quarter was 13.56% (quarter ended 12/31/2022) and the Class shares lowest return for a calendar quarter was -15.54% (quarter ended 06/30/2022).

The year-to-date return of the Class shares as of June 30, 2023 was 3.05%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2022
Philotimo Focused Growth and Income Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2021
Philotimo Focused Growth and Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Philotimo Focused Growth and Income Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Philotimo Focused Growth and Income Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the price of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Philotimo Focused Growth and Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices.

Philotimo Focused Growth and Income Fund | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Risk. An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Philotimo Focused Growth and Income Fund | Change in Rating Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Philotimo Focused Growth and Income Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Philotimo Focused Growth and Income Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Philotimo Focused Growth and Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise.

Philotimo Focused Growth and Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. A limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal.

Philotimo Focused Growth and Income Fund | Maturity and Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Maturity and Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Philotimo Focused Growth and Income Fund | Small-Cap Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Stock Risk. The earnings and prospects of small-cap companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small-cap companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. These companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Adviser’s access to information about the companies and the stability of the markets for the companies’ securities.

Philotimo Focused Growth and Income Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash and Cash Equivalents Risk.  To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in overall market appreciation. See Credit Risk and Interest Rate Risk disclosures below.

Philotimo Focused Growth and Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable).

Philotimo Focused Growth and Income Fund | Dividend-Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend-Paying Securities Risk. Dividend-paying securities are subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout, but the stock price of the company may fall.

Philotimo Focused Growth and Income Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds Risk.  ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Philotimo Focused Growth and Income Fund | Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

Philotimo Focused Growth and Income Fund | Limited History of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk. The Fund is a new fund with a limited history of operations for investors to evaluate.
Philotimo Focused Growth and Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio manager’s judgments about the attractiveness, value, and potential appreciation of securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Philotimo Focused Growth and Income Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification and Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than a diversified fund because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund will be subject to greater risk of loss if any of those securities decrease in value or becomes impaired. To the extent that the Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Philotimo Focused Growth and Income Fund | Non-Investment Grade Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Investment Grade Securities Risk. To the extent that the Fund invests in non-investment grade securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Philotimo Focused Growth and Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk, because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook.

Philotimo Focused Growth and Income Fund | Real Estate Investment Trust Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investment Trust Risk. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

Philotimo Focused Growth and Income Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors, though not more than 25% of the value of its net assets will be invested in any one industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Philotimo Focused Growth and Income Fund | Structured Note Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Structured Note Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market, or interest rate (“reference measure”). Structured notes expose the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in value of the reference measure. The value or interest rate of a structured note may increase or decrease if the value of the reference measure increases. Similarly, the value of a structured note may increase or decrease if the value of the reference measure decreases. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional fixed income securities.

Philotimo Focused Growth and Income Fund | “Value” Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

“Value” Investing Risk.  “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Philotimo Focused Growth and Income Fund | Philotimo Focused Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PHLOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
Annual Return 2022	rr_AnnualReturn2022	(12.09%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.54%)
1 Year	rr_AverageAnnualReturnYear01	(12.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2021
Philotimo Focused Growth and Income Fund | Philotimo Focused Growth and Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2021
Philotimo Focused Growth and Income Fund | Philotimo Focused Growth and Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2021

[1]	The Fund has adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund is authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution-related activities. The Board of Trustees has adopted a resolution to spend not more than 0.05% of the Fund’s daily net assets under the Rule 12b-1 Plan until, at the earliest, July 31, 2024.
[2]	Other Expenses do not reflect 0.07% of certain costs of preparing, printing and mailing the Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Shareholders’ Meeting.
[3]	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of interest, fees incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) will not exceed 1.50% of the Fund’s daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.